Collection Period Ended
31-Mar-2013
Principal
Note
Payment
Factor
52,015,277.07
0.002488
0.00
1.000000
0.00
1.000000
0.00
1.000000
52,015,277.07
Interest & Principal
Payment
52,025,800.72
154,166.67
176,250.00
74,470.83
$52,430,688.22
Mercedes-Benz Auto Receivables Trust 2012-1
Investor Report
Amounts in USD
Dates
Collection Period No.
7
Collection Period (from... to)
1-Mar-2013
31-Mar-2013
Determination Date
11-Apr-2013
Record Date
12-Apr-2013
Distribution Date
15-Apr-2013
Interest Period of the Class A-1 Notes (from... to)
15-Mar-2013
15-Apr-2013             Actual/360 Days
31
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Mar-2013
15-Apr-2013
30/360 Days
30
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
450,000,000.00
53,134,830.38
1,119,553.31
115.589505
Class A-2 Notes
500,000,000.00
500,000,000.00
500,000,000.00
0.000000
Class A-3 Notes
450,000,000.00
450,000,000.00
450,000,000.00
0.000000
Class A-4 Notes
146,500,000.00
146,500,000.00
146,500,000.00
0.000000
Total Note Balance
1,546,500,000.00
1,149,634,830.38
1,097,619,553.31
Overcollateralization
47,874,327.63
55,803,101.47
55,803,101.47
Adjusted Pool Balance
1,594,374,327.63
1,205,437,931.85
1,153,422,654.78
Yield Supplement Overcollateralization Amount
56,491,714.15
41,925,616.46
40,053,766.38
Pool Balance
1,650,866,041.78
1,247,363,548.31
1,193,476,421.16
Amount
Percentage
Initial Overcollateralization Amount
47,874,327.63
3.00%
Target Overcollateralization Amount
55,803,101.47
3.50%
Current Overcollateralization Amount
55,803,101.47
3.50%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Class A-1 Notes
0.230000%
10,523.65
0.023386
115.612890
Class A-2 Notes
0.370000%
154,166.67
0.308333
0.308333
Class A-3 Notes
0.470000%
176,250.00
0.391667
0.391667
Class A-4 Notes
0.610000%
74,470.83
0.508333
0.508333
Total
$415,411.15
Available Funds
Distributions
Principal Collections
53,269,342.79
(1) Total Servicing Fee
1,039,469.62
Interest Collections
2,774,514.39
Nonrecoverable Advances to the Servicer
0.00
Net Liquidation Proceeds
88,436.00
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
249,548.10
(3) Interest Distributable Amount Class A Notes
415,411.15
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Investment Earnings
475.06
(6) Regular Principal Distributable Amount
52,015,277.07
Available Collections
56,382,316.34
(7) Additional Servicing Fee and Transition Costs
0.00
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
56,382,316.34
(9) Excess Collections to Certificateholders
2,912,158.50
Total Distribution
56,382,316.34
Distribution Detail
Due
Paid
Shortfall
Total Servicing Fee
1,039,469.62
1,039,469.62
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
415,411.15
415,411.15
0.00
thereof on Class A-1 Notes
10,523.65
10,523.65
0.00
thereof on Class A-2 Notes
154,166.67
154,166.67
0.00
thereof on Class A-3 Notes
176,250.00
176,250.00
0.00
thereof on Class A-4 Notes
74,470.83
74,470.83
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
415,411.15
415,411.15
0.00
0.00
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
52,015,277.07
52,015,277.07
Aggregate Principal Distributable Amount
52,015,277.07
52,015,277.07
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
3,985,935.82
Reserve Fund Amount - Beginning Balance
3,985,935.82
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
33.86
minus Net Investment Earnings
33.86
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
3,985,935.82
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
33.86
Net Investment Earnings on the Collection Account
441.20
Investment Earnings for the Collection Period
475.06
Notice to Investors
Cutoff Date Pool Balance
1,650,866,041.78
60,543
Pool Balance beginning of Collection Period
1,247,363,548.31
53,719
Principal Collections
34,845,453.75
Pool Statistics
Pool Data
Amount
Number of Receivables
Principal Collections attributable to Full Pay-offs
18,423,889.04
Principal Purchase Amounts
0.00
Principal Gross Losses
617,784.36
Pool Balance end of Collection Period
1,193,476,421.16
52,567
Pool Factor
72.29%
Number of Receivables
As of Cutoff Date
Current
Weighted Average APR
2.93%
2.90%
Weighted Average Number of Remaining Payments
47.48
41.42
Percentage
Current
1,189,939,305.15
52,463
99.70%
Weighted Average Seasoning (months)
16
0.05%
13.98
20.98
Delinquency Profile *
Amount
31-60 Days Delinquent
2,466,502.02
73
Losses
Current
Principal Gross Losses
0.21%
61-90 Days Delinquent
469,493.53
15
0.04%
91-120 Days Delinquent
601,120.46
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.067%
Total
1,193,476,421.16
52,567
100.00%
Cumulative Principal Net Losses
1,108,409.43
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Principal Recoveries
246,468.81
Principal Net Losses
284,433.88
617,784.36
Principal Net Liquidation Proceeds
86,881.67